Pension Plan (Details) - Funded status of the plan (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Funded status of the plan [Abstract]
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 12,449,000	$ 11,276,000	$ 11,276,000	$ 9,912,000
Interest cost	130,000	130,000	520,000	548,000
Actuarial loss	(121,000)	(121,000)	1,086,000	1,193,000
Benefits paid			(433,000)	(377,000)
Fair value of plan assets at end of year	6,180,000		6,019,000	5,361,000
Funded status (underfunded)	6,400,000		(6,430,000)	(5,915,000)
Net actuarial loss			6,361,000	5,852,000
Discount rate:
Components of cost			4.08%	4.80%
Benefit obligations			4.80%	5.75%
Expected return on plan assets			8.00%	8.00%
Projected benefit obligation at end of year			12,449,000	11,276,000
Change in plan assets: Fair value of plan assets at beginning of year	6,019,000	5,361,000	5,361,000	5,287,000
Actual return on plan assets			532,000	(153,000)
Company contributions	$ 218,000		$ 559,000	$ 604,000